Additional information on the consolidated statements of income - Disclosure of detailed information about cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 9,115	$ 6,738
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	701	413
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Cost of sales	$ 8,414	$ 6,325